--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                         212/830-5200

================================================================================






Dear Shareholder:



We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund for the period September 1, 2000 through February 28, 2001.


The Fund had net assets of $84,580,835 and 1,246 active shareholders as of February 28, 2001.


We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,




\s\Steven W. Duff




Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Put Bonds (d) (6.50%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Clipper Tax Exempt Certificate - Series 2001
              Collateralized GNMA/FNMA                                          12/14/01    3.60%  $  1,000,000    VMIG-1
   1,500,000  Putnam County, FL Development Authority
              (Seminole Electric) - Series 1984D
              LOC National Rural Utilities Cooperative Finance Corp.            06/15/01    4.12      1,500,000    VMIG-1    A1+
   3,000,000  Putnam County, FL Development Authority
              (Seminole Electric) - Series H-4
              LOC National Rural Utilities Cooperative Finance Corp.            03/15/01    4.15      3,000,000    VMIG-1    A1+
------------                                                                                       ------------
   5,500,000  Total Put Bonds                                                                         5,500,000
------------                                                                                       ------------
Revenue Bond (1.19%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Jacksonville, FL Electric (St. John River - issue #2) (b)         10/01/01    3.39%  $  1,007,764
------------                                                                                       ------------
   1,000,000  Total Revenue Bond                                                                      1,007,764
------------                                                                                       ------------
Tax Exempt Commercial Paper (21.89%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Broward County, FL Sales Tax Revenue CP- Series A                 04/05/01    3.25%  $ 3,000,000     VMIG-1    A1+
     630,000  Florida Finance Commission (State Revolving Loan Fund Project)
              LOC First Union National Bank                                     08/21/01    3.50        630,000      P1
   1,630,000  Gainesville, FL Utilities - Series C                              06/20/01    4.15      1,630,000      P1      A1+
   1,000,000  Hospital Board of Lee County (Lee Memorial Hospital Project)      04/05/01    4.40      1,000,000    VMIG-1    A1+
   1,000,000  Hospital Board of Lee County (Lee Memorial Hospital Project)      06/13/01    3.40      1,000,000    VMIG-1    A1+
   2,600,000  Miami - Dade County, FL
              LOC Morgan Guaranty Trust/ State Street Bank & Trust Co./
              Bayerische Landesbank                                             03/14/01    4.20      2,600,000      P1      A1+
   3,200,000  Palm Beach County, FL HFA (Pooled Hospital Loan)
              Insured by MBIA Insurance Corp.                                   04/17/01    3.45      3,200,000    VMIG-1    A1+
   2,150,000  Sarasota County, FL Public Hospital RB
              (Sarasota Memorial Hospital)
              LOC Sun Trust Bank                                                03/01/01    2.50      2,150,000    VMIG-1    A1+
   3,306,000  Sunshine State Government Finance
              Commission RB - Series 1984                                       07/10/01    3.35      3,306,000              A1
------------                                                                                       ------------
  18,516,000  Total Tax Exempt Commercial Paper                                                      18,516,000
------------                                                                                       ------------
Variable Rate Demand Instruments (c) (66.69%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Alachua County, FL IDA (Florida Rock Industries, Inc.)
              LOC Bank of America                                               11/01/22    3.65%   $ 1,000,000              A1+
   1,978,000  Duval & Escambia Counties, FL Clipper - Series 2000-3             03/27/05    3.77      1,978,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,115,000   Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
              LOC Bank One                                                      07/01/04    3.30%  $  3,115,000              A1+
  1,140,000   Florida Development Finance Corporation
              (Intrepid Powerboats, Inc.) (b)
              LOC Sun Trust Bank                                                06/01/23    3.65      1,140,000
  2,000,000   Florida Housing Finance Agency (Buena Vista Project) - Series AA
              Collateralized by Federal Home Loan Mortgage Corporation          11/01/07    3.05      2,000,000              A1+
  1,000,000   Florida Housing Finance Agency (Heron Park Project) - Series 1996U
              Collateralized by Federal National Mortgage Association           12/01/29    3.25      1,000,000    VMIG-1
  1,345,000   Florida Housing Finance Agency MHRB
              (Fairmount Oaks Project) - Series 1989E
              LOC Comerica Bank                                                 04/01/26    3.30      1,345,000              A1
  3,300,000   Florida Housing Finance Agency MHRB - Series TT
              Collateralized by Federal Home Loan Mortgage Corporation          12/01/29    3.15      3,300,000              A1+
  3,000,000   Florida Housing Finance Agency MHRB
              (Springs Colony Project) - Series 1985
              Collateralized by Federal National Mortgage Association           09/15/26    3.15      3,000,000              A1+
  1,000,000   Florida Housing Finance Agency (Town of Colony)
              LOC Credit Suisse First Boston                                    09/01/08    3.20      1,000,000              A1+
  2,225,000   Gainesville, FL IDRB (Heat - Pipe Technology, Inc. Project)
              LOC Amsouth Bank, N.A.                                            05/01/18    3.60      2,225,000     Aa3
    170,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                   12/01/15    3.45        170,000    VMIG-1    A1+
    720,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                   12/01/15    3.45        720,000    VMIG-1    A1+
  1,500,000   Hillsborough County, FL Aviation Authority (Delta Airlines Project)
              LOC Commerzbank, A.G.                                             12/01/30    3.05      1,500,000    VMIG-1    A1+
  1,645,000   Hillsborough County, FL (Citrus Park Community Development)
              LOC Dresdner Bank, A.G.                                           11/01/16    3.25      1,645,000    VMIG-1
  1,250,000   Hillsborough County, FL IDA (Tampa Electric Company - Gannon)     05/15/18    3.05      1,250,000    VMIG-1    A1+
  2,100,000   Hillsborough County, FL (IMC Fertilizer Inc. Project)
              LOC Rabobank Nederland                                            02/01/04    3.15      2,100,000      P1
    750,000   Indian River County, FL IDRB (Florida Convention Centers Project)
              LOC Toronto-Dominion Bank                                         01/01/11    4.35        750,000      P1
  3,988,521   Koch Floating Rate Trust Variable (b)
              Insured by AMBAC Indemnity Corp.                                  05/03/04    3.82      3,988,521


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2001
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,155,000  Liberty County, GA Industrial (Harbin Lumber Company, Inc.) (b)
              LOC Sun Trust Bank                                                04/01/14    3.65%  $  1,155,000
   1,600,000  Marion County, FL IDA (Hamilton Products, Inc. Project) - Series 1995 (b)
              LOC Comerica Bank                                                 11/01/15    3.75      1,600,000
   2,000,000  Miami-Dade County, FL IDA Professional Modification
              LOC Bankers Trust Company                                         08/01/18    3.25      2,000,000              A1
   2,000,000  Ocean Highway & Port Authority, FL RB - Series 1990
              LOC ABN AMRO Bank N.A.                                            12/01/20    3.30      2,000,000    VMIG-1
     800,000  Orange County, FL IDRB
              (Florida Convention Centers Project) - Series A
              LOC Toronto-Dominion Bank                                         01/01/11    4.30        800,000      P1
   4,000,000  Palm Beach County, FL IDRB (Northern Gallery of Art Project)
              LOC Northern Trust Bank                                           05/01/25    3.10      4,000,000              A1+
   1,900,000  Palm Beach County, FL IDRB
              (Palm Beach Community Foundation)
              LOC Northern Trust Bank                                           07/01/34    3.15      1,900,000              A1+
   1,000,000  Palm Beach County, FL RB (Norton Gallery)
              LOC Bank of America                                               05/01/30    3.10      1,000,000              A1+
   1,000,000  Pinellas County, FL Industry Council IDRB
              (Genca Corporation Project) (b)
              LOC PNC Bank, N.A.                                                11/01/09    3.70      1,000,000
     750,000  Polk County, FL IDRB (Florida Convention Center Project)
              LOC Toronto-Dominion Bank                                         01/01/11    4.30        750,000      P1
   1,669,000  Rio Arriba County, NM (Franklin Industry Project) (b)
              LOC Key Bank, N.A.                                                12/01/07    3.35      1,669,000
   1,000,000  State of Florida
              Insured by FGIC                                                   07/01/16    3.57      1,000,000              A1+
   2,000,000  St. Lucie County, FL Pollution Control
              (Florida Power & Light CO. Project)                               09/01/28    3.30      2,000,000    VMIG-1    A1+
     400,000  Tampa, FL Occupation License Tax Boards - Series 1996A
              Insured by FGIC                                                   10/01/18    3.25        400,000    VMIG-1    A1+
   1,900,000  University of North Florida Capital Improvement
              LOC First Union National Bank                                     11/01/24    3.60      1,900,000    VMIG-1
------------                                                                                       ------------
  56,400,521  Total Variable Rate Demand Instruments                                                 56,400,521
------------                                                                                       ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield     (Note 1)     Moody's  & Poor's
  ------                                                                          ----      -----      ------      -------  --------
Tax Exempt General Obligation Notes & Bonds (2.97%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,500,000  Seminole County, FL School District                               12/13/01    4.22%  $  2,513,562    MIG-1
------------                                                                                       ------------
   2,500,000  Total Tax Exempt General Obligation Notes & Bonds                                       2,513,562
------------                                                                                       ------------
              Total Investments (99.24%) (Cost $83,937,847+)                                       $ 83,937,847
              Cash and Other Assets, Net of Liabilities (0.76%)                                         642,988
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $ 84,580,835
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 52,054,265 shares outstanding (Note 3)                               $       1.00
                                                                                                   ============
              Class B Shares, 32,526,816 shares outstanding (Note 3)                               $       1.00
                                                                                                   ============


              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.



KEY:
     CP         =   Commercial Paper                                   IDA      =   Industrial Development Authority
     FGIC       =   Financial Guaranteed Insurance Company             IDRB     =   Industrial Development Revenue Bond
     FNMA       =   Federal National Mortgage Association              LOC      =   Letter of Credit
     GNMA       =   Government National Mortgage Association           MHRB     =   Multi-Family Housing Revenue Bond
     HFA        =   Housing Finance Authority                          RB       =   Revenue Bond




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2001
(UNAUDITED)
================================================================================



INVESTMENT INCOME
Income:
    Interest....................................................................$       1,839,883
                                                                                -----------------
Expenses: (Note 2)
    Investment management fee...................................................          181,766
    Administration fee..........................................................           95,427
    Shareholder servicing fee (Class A).........................................           72,389
    Custodian fee...............................................................            4,171
    Shareholder servicing and related shareholder expenses+.....................           35,967
    Legal, compliance and filing fees...........................................            9,765
    Audit and accounting........................................................           37,689
    Trustees' fees..............................................................            3,011
    Other.......................................................................            2,863
                                                                                -----------------
       Total expenses...........................................................          443,048
       Less: Expenses paid indirectly (Note 2)..................................(           6,930)
       Less: Fees waived (Note 2)...............................................(          99,314)
                                                                                -----------------
       Net expenses.............................................................          336,804
                                                                                -----------------
Net investment income...........................................................        1,503,079

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................          -0-
                                                                                -----------------
Increase in net assets from operations..........................................$       1,503,079
                                                                                =================

+ Includes class specific transfer agency expenses of $23,350 and $8,243 for Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                           Six Months
                                                                              Ended                     Year
                                                                        February 28, 2001               Ended
                                                                           (Unaudited)             August 31, 2000
                                                                            ---------              ---------------

INCREASE (DECREASE) IN NET ASSETS


Operations:
   Net investment income........................................    $        1,503,079        $         2,739,283

   Net realized gain (loss) on investments......................              --              (               246)
                                                                     -----------------         ------------------
Increase in net assets from operations..........................             1,503,079                  2,739,037

Dividends to shareholders from:

   Net investment income:

   Class A......................................................    (          931,079)*      (         1,762,192)*

   Class B......................................................    (          572,000)*      (           977,091)*

Transactions in shares of beneficial interest (Note 3):

   Class A......................................................    (        6,975,039)                10,166,342

   Class B......................................................             3,741,144                  4,337,706
                                                                     -----------------         ------------------
      Total increase............................................             3,233,895                 14,503,802


Net assets:
   Beginning of period..........................................            87,814,730                 73,310,928
                                                                     -----------------         ------------------
   End of period................................................    $       84,580,835        $        87,814,730
                                                                     =================         ==================

   *   Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 28, 2001 the Manager voluntarily waived investment management fees and administration fees of $8,431 and $90,883, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $22,872 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $6,930.

3. Transactions in Shares of Beneficial Interest.

At February 28, 2001, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $84,581,081. Transactions, all at $1.00 per share, were as follows:

     Class A                                            Six Months Ended                      Year Ended
                                                        February 28, 2001                  August 31, 2000
                                                        -----------------                  ---------------
     Sold............................................        155,497,583                        224,792,774
     Issued on reinvestment of dividends.............            899,508                          1,706,099
     Redeemed........................................  (     163,372,130)                (      216,332,531)
                                                        ----------------                  -----------------
     Net increase (decrease).........................  (       6,975,039)                        10,166,342
                                                        ================                  =================

     Class B                                            Six Months Ended                      Year Ended
                                                        February 28, 2001                 August 31, 2000
                                                        -----------------                  ---------------
     Sold............................................         86,765,679                        206,097,083
     Issued on reinvestment of dividends.............            574,913                            931,113
     Redeemed........................................  (      83,599,448)                (      202,690,490)
                                                        ----------------                  -----------------
     Net increase (decrease).........................          3,741,144                          4,337,706
                                                        ================                  =================

4. Sales of Securities.

Accumulated undistributed realized losses at February 28, 2001 amounted to $246. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 65% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6. Financial Highlights.

                                                                                      Year Ended August 31,
                                               Six Months Ended       ----------------------------------------------------
Class A                                        February 28, 2001        2000       1999       1998       1997       1996
-------                                        -----------------      -------    -------    -------    -------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............   $ 1.00            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    -------           -------    -------    -------    -------    -------
Income from investment operations:
    Net investment income........................     0.016             0.031      0.025      0.029      0.030      0.031
Less distributions:
    Dividends from net investment income.........   ( 0.016)          ( 0.031)   ( 0.025)   ( 0.029)   ( 0.030)   ( 0.031)
                                                    -------           -------    -------    -------    -------    -------
Net asset value, end of period...................   $ 1.00            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    =======           =======    =======    =======    =======    =======
Total Return.....................................     1.61%**           3.09%      2.50%      2.92%      3.08%      3.09%
Ratios/Supplemental Data
Net assets, end of period (000)..................   $52,054           $59,029    $48,863    $119,754   $96,683    $36,758
Ratios to average net assets:
Expenses+ (Net of waivers and reimbursements)....     0.86%*            0.85%      0.78%      0.75%      0.57%      0.56%
Net investment income............................     3.22%*            3.06%      2.51%      2.86%      3.03%      3.05%
Expenses paid indirectly.........................     0.02%*            --         --         --         --         0.06%
Management and Administration fees waived
  and expense reimbursed.........................     0.22%*            0.30%      0.29%      0.27%      0.51%      0.67%

                                                                                      Year Ended August 31,
                                               Six Months Ended       ----------------------------------------------------
Class B                                        February 28, 2001        2000       1999       1998       1997       1996
-------                                        -----------------      -------    -------    -------    -------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............   $ 1.00            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    -------           -------    -------    -------    -------    -------
Income from investment operations:
    Net investment income........................     0.017             0.033      0.028      0.032      0.033      0.033
Less distributions:
    Dividends from net investment income.........   ( 0.017)          ( 0.033)   ( 0.028)   ( 0.032)   ( 0.033)   ( 0.033)
                                                    -------           -------    -------    -------    -------    -------
Net asset value, end of period...................   $ 1.00            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    =======           =======    =======    =======    =======    =======
Total Return.....................................     1.75%**           3.39%      2.80%      3.22%      3.34%      3.35%
Ratios/Supplemental Data
Net assets, end of period (000)..................   $32,527           $28,786    $24,448    $25,050    $11,782    $ 9,611
Ratios to average net assets:
Expenses+ (Net of waivers and reimbursements)....     0.58%*            0.56%      0.50%      0.46%      0.30%      0.31%
Net investment income............................     3.47%*            3.35%      2.78%      3.16%      3.27%      3.34%
Expenses  paid indirectly........................     0.02%*            --         --         --         --         0.06%
Management and Administration fees waived
  and expense reimbursed.........................     0.22%*            0.30%      0.29%      0.27%      0.51%      0.67%

*  Annualized
** Not annualized
+  Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000
(UNAUDITED)
================================================================================


A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies, L.P. (the parent of Reich & Tang Asset Management, L.P., the Manager of the Fund); to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending August 31, 2001. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended August 31, 2001. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:

1.   To approve a new investment management contract

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
------------------------------------------------------------------------------------------------------------------------------------

         For                               75,705,014                      81.32%                     99.38%
         Against                               65,677                       0.07%                      0.09%
         Abstain                              402,969                       0.43%                      0.53%



2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending August 31, 2001.

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
------------------------------------------------------------------------------------------------------------------------------------

         For                               75,968,428                      81.61%                     99.73%
         Against                              110,970                       0.11%                      0.15%
         Abstain                               94,262                       0.10%                      0.12%




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------










------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
   Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







FL2/01S


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







FLORIDA
DAILY
MUNICIPAL
INCOME
FUND










                               Semi-Annual Report
                                February 28, 2001
                                   (Unaudited)